Virtus Balanced Fund

and Virtus Tactical Allocation Fund

each a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated July 29, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to the above-named funds. Also effective September 7, 2016, Euclid Advisors LLC (“Euclid”), a current subadviser to the funds, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the funds’ prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps will continue to be the portfolio manager for the funds. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser to each of the funds, will continue to manage the fixed income portfolios for the funds. Each of Duff & Phelps and Kayne Anderson Rudnick will serve under an interim subadvisory agreement until such time as the funds’ standard subadvisory agreement is implemented, not to exceed 150 days.

Effective September 7, 2016, the Balanced Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Balanced Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 60% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The change in the composition of the fund’s linked benchmark is being made so that it more closely reflects the composition of the fund’s portfolio following the subadviser and investment strategy changes described in this supplement.

Effective September 7, 2016, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tactical Allocation Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 50% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The change in the composition of the fund’s linked benchmark is being made so that it more closely reflects the composition of the fund’s portfolio following the subadviser and investment strategy changes described in this supplement.

Additionally, effective October 11, 2016, Virtus Balanced Fund’s name will be changed to Virtus Strategic Allocation Fund. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Strategic Allocation Fund.

Additional disclosure changes resulting from the subadviser changes are described below and are also effective September 7, 2016.

Virtus Balanced Fund

The first paragraph under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the fund’s U.S equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund's non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to state: The fund’s subadvisers are Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since 2012.
>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since 2012.
>	Doug Foreman, CFA, Chief Investment Officer at Kayne Anderson Rudnick. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016.
>	Christopher J. Kelleher, CFA, CPA, Senior Managing Director and Senior Portfolio Manager at Newfleet. Mr. Kelleher has served as a Portfolio Manager of the fund since 2012.

The first two paragraphs of the disclosure under Principal Investment Strategies” on page 49 of the statutory prospectus are hereby replaced with the following:

Under normal circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The first sentence of the third paragraph of the disclosure in the same section is hereby replaced with the following: “For the fund’s non-U.S. equity allocation, which may be implemented through ADRs, the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views.”

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding an “X” in the row entitled “Growth Stocks” thereby indicating that this risk applies to the fund.

2

Virtus Tactical Allocation Fund

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Diversified across equity and fixed income securities, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield/high-risk (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the fund’s U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to state: The fund’s subadvisers are Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

3

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since 2012.
>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since 2012.
>	Doug Foreman, CFA, Chief Investment Officer at Kayne Anderson Rudnick. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016.

The first two paragraphs under Principal Investment Strategies” on page 60 of the statutory prospectus is hereby replaced with the following:

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion. The fund’s policy of investing 65% of its assets in large market capitalization companies may be changed only upon 60 days' written notice to shareholders.

The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The first sentence of the third paragraph of the disclosure in the same section is hereby replaced with the following: “For the fund’s non-U.S. equity allocation, which may be implemented through ADRs, the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views.”

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding an “X” in the row entitled “Growth Stocks” thereby indicating that this risk applies to the fund.

Both Funds

Under “The Adviser” on page 69 of the statutory prospectus, the first table is hereby amended by replacing the rows for the funds shown below with the following information:

4

Virtus Balanced Fund

Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion)

Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion)

Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion)

Virtus Tactical Allocation Fund	Duff & Phelps (international equity portion) Kayne Anderson Rudnick (domestic equity portion) Newfleet (fixed income portion)

Under “The Subadvisers” on page 70 of the statutory prospectus, the following paragraph is hereby added:

Duff & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of June 30, 2016, Duff & Phelps had approximately $10 billion in assets under management on a discretionary basis.

Under “The Subadvisers” on page 70 of the statutory prospectus, the table showing subadvisory fees is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Balanced Fund

50% of Net Advisory fee to Duff & Phelps (international equity portion)

50% of the Net Advisory fee to Kayne Anderson Rudnick (domestic equity portion)

50% of the Net Advisory Fee to Newfleet (fixed income portion)

Virtus Tactical Allocation Fund

50% of Net Advisory fee to Duff & Phelps (international equity portion)

50% of the Net Advisory fee to Kayne Anderson Rudnick (domestic equity portion)

50% of the Net Advisory Fee to Newfleet (fixed income portion)

Under “Portfolio Management” beginning on page 71 of the statutory prospectus, the following information for “Duff & Phelps” is hereby added:

Duff & Phelps

Virtus Balanced Fund (international equity portion only)	Frederick A. Brimberg (since 2012)
Virtus Tactical Allocation Fund (international equity portion only)	Frederick A. Brimberg (since 2012)

Frederick A. Brimberg. Mr. Brimberg is Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), an affiliate of Duff & Phelps and VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.

Also in this section, the information for “Kayne” is amended by adding the following information to the table:

5

Virtus Balanced Fund (domestic equity portion only)	Doug Foreman, CFA (since September 2016)
Virtus Tactical Allocation Fund (domestic equity portion only)	Doug Foreman, CFA (since September 2016)

Additionally, the information for “Newfleet” is amended by adding the following information to the table:

Virtus Balanced Fund (fixed income portion only)	Christopher J. Kelleher (since September 2016)

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated July 29, 2016.

Investors should retain this supplement with the

Prospectuses for future reference.

VET 8019/BF&TAFKayneChanges (9/2016)

6

Virtus Growth & Income Fund

a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses, each dated July 29, 2016

Important Notice to Investors

Effective October 11, 2016, the fund’s name will be changed to Virtus Enhanced Core Equity Fund. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Enhanced Core Equity Fund.

Additionally, effective September 7, 2016, Michael Davis and Warun Kumar are added as portfolio managers of the fund. Accordingly, the disclosure under “Portfolio Management” in the summary prospectuses and in the summary section of the statutory prospectus is hereby revised to read:

>	Michael Davis, a Portfolio Manager at Rampart is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.
>	Brendan R. Finneran, Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since December 2014.
>	Robert F. Hofeman, Jr., Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since December 2014.
>	Warun Kumar, Chief Investment Officer and Portfolio Manager at Rampart, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since September 2016.

In the section “Portfolio Management” on page 72 of the statutory prospectus, the table under the subheading “Rampart” is hereby replaced with the following:

Virtus Growth & Income Fund	Michael Davis (since September 2016) Brendan R. Finneran (since December 2014) Robert F. Hofeman, Jr. (since December 2014) Warun Kumar (since September 2016)

The narrative under the referenced table is hereby amended by adding the following biographical information for Mr. Davis and Mr. Kumar:

Michael Davis. Mr. Davis is a Portfolio Manager at Rampart (since September 2016) and a Managing Director at VIA (since September 2016) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.

Warun Kumar. Mr. Kumar is Chief Investment Officer and Portfolio Manager at Rampart (since April 2015), and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma

Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

All other disclosure concerning the fund, including fees, expenses, investment objective, strategies, risks and portfolio management remains unchanged.

Investors should retain this supplement with the

Prospectuses future reference.

VET 8019/G&INameChange (9/2016)

2

Virtus Balanced Fund, Virtus Growth & Income Fund

and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the

Statement of Additional Information (“SAI”) dated July 29, 2015

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to Virtus Balanced Fund and Virtus Tactical Allocation Fund. Also effective September 7, 2016, Euclid Advisors LLC (“Euclid”), a current subadviser to Virtus Balanced Fund, and Virtus Tactical Allocation Fund, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson and Carlton Neel as portfolio managers of Virtus Balanced Fund and Virtus Tactical Allocation Fund, are hereby removed from the funds’ prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps will continue to be the portfolio manager for the Virtus Balanced Fund and Virtus Tactical Allocation Fund. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser to each of the funds, will continue to manage the fixed income portfolios for the funds.

Also effective September 7, 2016, Michael Davis and Warun Kumar became portfolio managers of Virtus Growth & Income Fund.

Effective October 11, 2016, Virtus Balanced Fund’s name will change to Virtus Strategic Allocation Fund. Also effective October 11, 2016, Virtus Growth & Income Fund’s name will change to Virtus Enhanced Core Equity Fund. On October 11, 2016, all references in the SAI to each fund’s former name will be deemed changed to each fund’s respective new name.

Additional disclosure changes are described below and are effective September 7, 2016

In the “Glossary” beginning on page 2, an entry entitled “Duff & Phelps” is hereby added with the following definition: “Duff & Phelps Investment Management Co., subadviser to the Balanced Fund (international equity portion) and Tactical Allocation Fund (international equity portion).” Additionally, the entry for “Kayne Anderson Rudnick” is hereby revised to read: “Kayne Anderson Rudnick Investment Management, LLC, subadviser to Balanced Fund (domestic equity portion), Mid-Cap Core Fund, Mid-Cap Growth Fund, Quality Large-Cap Value Fund, Quality Small-Cap Fund, Small-Cap Sustainable Growth Fund, Small-Cap Core Fund, Strategic Growth Fund and Tactical Allocation Fund (domestic equity portions).”

Under the “Non-Public Portfolio Holdings Information” beginning on page 9, the table is hereby revised to add the following:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadviser	Duff & Phelps	Daily, with no delay

Under “Fund Names and Investment Policies” on page 8, the first sentence is hereby replaced with: “Each of the funds other than the Balanced Fund, Strategic Growth Fund and Tactical Allocation Fund has a name that suggests a focus on a particular type of investment.”

Under “Subadvisers and Subadvisory Agreements” on page 75, the following section for Duff & Phelps is hereby added:

Duff & Phelps – Balanced Fund (international equity portion) and Tactical Allocation Fund (international equity portion)

Duff & Phelps is located at 200 S. Wacker Drive, Suite 500, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Duff & Phelps acts as adviser and subadviser to open- and closed-end funds and as investment adviser to institutions and individuals. As of June 30, 2016, Duff & Phelps had approximately $10 billion in assets under management.

For its services as subadviser, VIA pays Duff & Phelps a fee at the annual rate stated for each fund.

Fund	Subadvisory Fee
Balanced Fund (international equity portion only)	50% of the net advisory fee
Tactical Allocation (international equity portion only)	50% of the net advisory fee

Also in this section, the disclosure for Kayne Anderson Rudnick is hereby replaced with the following:

Kayne Anderson Rudnick — Balanced Fund (domestic equity portion), Mid-Cap Core Fund, Mid-Cap Growth Fund, Quality Large-Cap Value Fund, Quality Small-Cap Fund, Small-Cap Core Fund, Small-Cap Sustainable Growth Fund, Strategic Growth Fund and Tactical Allocation Fund (domestic equity portion)

Kayne Anderson Rudnick is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067 and is a wholly-owned indirect subsidiary of Virtus and an affiliate of VIA. Kayne Anderson Rudnick acts as subadviser for mutual funds and as investment adviser to institutions and individuals. As of June 30, 2016, Kayne Anderson Rudnick had approximately $10.5 billion in assets under management. For its services as a subadviser, VIA pays Kayne Anderson Rudnick at the rate of 50% of the net advisory fee paid by each Fund for which Kayne Anderson Rudnick acts as subadviser.

For its services as a subadviser, VIA pays Kayne Anderson Rudnick a fee at the annual rate stated for each Fund.

Fund	Subadvisory Fee
Balanced Fund (domestic equity portion only)	50% of the net advisory fee
Mid-Cap Core Fund	50% of the net advisory fee
Mid-Cap Growth Fund	50% of the net advisory fee
Quality Large-Cap Value Fund	50% of the net advisory fee
Quality Small-Cap Fund	50% of the net advisory fee
Small-Cap Core Fund	50% of the net advisory fee
Small-Cap Sustainable Growth Fund	50% of the net advisory fee
Strategic Growth Fund	50% of the net advisory fee
Tactical Allocation (domestic equity portion)	50% of the net advisory fee

Under “Portfolio Managers” beginning on page 81, the table listing the portfolio managers is hereby revised by replacing the first entry for each of the Balanced Fund and the Tactical Allocation Fund with the following, as appropriate:

Fund	Portfolio Manager
Balanced Fund (domestic equity portion only)	Doug Foreman, CFA
Balanced Fund (international equity portion only)	Frederick A. Brimberg
Tactical Allocation Fund (domestic equity portion only)	Doug Foreman, CFA
Tactical Allocation Fund (international equity portion only)	Frederick A. Brimberg

2

The disclosure for the Growth & Income Fund in the same table is hereby amended by adding Michael Davis and Warun Kumar as Portfolio Managers of the fund.

In the subsection “Portfolio Manager Compensation,” on page 83 the caption “Euclid, Kayne Anderson Rudnick, Newfleet and Rampart” is hereby replaced with “Duff & Phelps, Kayne Anderson Rudnick, Newfleet and Rampart.”

Investors should retain this supplement with the

SAI for future reference.

VET 8019B SAI/BF&G&I&TAFChanges (9/2016)

3